Borrowings (Tables)	6 Months Ended
Jun. 30, 2026
Borrowings [Abstract]
Schedule of Borrowings

Borrowings consist of the following:

In thousands of USD	At June 30, 2026	At December 31, 2025
Short-term borrowings
Bank loans (e)	26,000	26,000

Current portion of long-term borrowings
Bank loans	99	13

Long-term borrowings
November 2024 convertible senior notes (a)	63,439	194,572
June 2025 convertible senior notes (b)	364,912	364,045
November 2025 convertible senior notes (c)	389,023	388,098
February 2026 convertible senior notes (d)	364,109	-
Bank loans	971	468
Total long-term borrowings	1,182,454	947,183

Schedule of Interest Expense Arising Convertible Senior Notes

The following provides a summary of the interest expense arising from August 2024 convertible senior notes.

	Six months ended June 30,
In thousands of USD	2026	2025
Coupon interest	-	3,841
Amortization of debt discount and issuance costs	-	2,627
Total (1)	-	6,468

(1)	A portion of the interest expense is capitalized into property, plant and equipment.
The following provides a summary of the interest expense arising from November 2024 convertible senior notes.

	Six months ended June 30,
In thousands of USD	2026	2025
Coupon interest	2,848	10,500
Amortization of debt discount and issuance costs	338	971
Total (1)	3,186	11,471

(1)	A portion of the interest expense is capitalized into property, plant and equipment.
The following provides a summary of the interest expense arising from June 2025 convertible senior notes.

	Six months ended June 30,
In thousands of USD	2026	2025
Coupon interest	9,141	406
Amortization of debt discount and issuance costs	867	19
Total (1)	10,008	425

(1)	A portion of the interest expense is capitalized into property, plant and equipment.
The following provides a summary of the interest expense arising from November 2025 convertible senior notes.

	Six months ended June 30,
In thousands of USD	2026	2025
Coupon interest	8,000	-
Amortization of debt discount and issuance costs	925	-
Total (1)	8,925	-

(1)	A portion of the interest expense is capitalized into property, plant and equipment.

The following provides a summary of the interest expense arising from February 2026 convertible senior notes.

Six months ended June 30,
In thousands of USD	2026
Coupon interest	6,510
Amortization of debt discount and issuance costs	384
Total (1)	6,894

(1)	A portion of the interest expense is capitalized into property, plant and equipment.

Schedule of Reconciles the Carrying Value Convertible Senior Notes

The following table reconciles the carrying value of the November 2024 convertible senior notes for the six months ended June 30, 2026:

In thousands of USD
Balance at January 1, 2026	194,572
Amortized debt discount	338
Debt extinguishment	(131,471)
Balance at June 30, 2026	63,439

The following table reconciles the carrying value of the June 2025 convertible senior notes for the six months ended June 30, 2026:

In thousands of USD
Balance at January 1, 2026	364,045
Amortized debt discount	867
Balance at June 30, 2026	364,912

The following table reconciles the carrying value of the November 2025 convertible senior notes for the six months ended June 30, 2026:

In thousands of USD
Balance at January 1, 2026	388,098
Amortized debt discount	925
Balance at June 30, 2026	389,023

The following table reconciles the carrying value of the February 2026 convertible senior notes for the six months ended June 30, 2026:

In thousands of USD
Proceeds from issuance of convertible notes	375,000
Less: transaction costs	(11,275)
Amortized debt discount	384
Balance at June 30, 2026	364,109

Schedule of Maturities on Long-Term Borrowings	Maturities on long-term borrowings are as follows:
At June 30,
In thousands of USD	2026
2026	13
2027	14
2028	29
2029	65,031
2030 and later	1,150,971
Total	1,216,058